SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment			4
Total revenue	$ 1,660	$ 1,437	$ 3,110	$ 3,337
FFO	144	170	231	444
Total assets	111,304		111,304		$ 107,951
Total liabilities	69,075		69,075		66,428
Other revenue from tenants	242	245	477	507
Investment and other revenue	180	86	286	216
Core Office
Disclosure of operating segments [line items]
Total revenue	539	494	1,069	1,024
FFO	131	115	254	236
Total assets	38,147		38,147		36,547
Total liabilities	17,918		17,918		17,439
Lease revenue	356	347	733	715
Other revenue from tenants	118	105	226	221
Hospitality revenue	2	(2)	3	5
Investment and other revenue	63	44	107	83
Core Retail
Disclosure of operating segments [line items]
Total revenue	372	370	736	814
FFO	103	147	198	335
Total assets	31,028		31,028		31,466
Total liabilities	16,768		16,768		17,429
Lease revenue	271	273	538	569
Other revenue from tenants	67	73	132	148
Hospitality revenue	0	0	0	0
Investment and other revenue	34	24	66	97
Opportunistic
Disclosure of operating segments [line items]
Total revenue	747	571	1,302	1,495
FFO	40	(11)	34	38
Total assets	41,782		41,782		39,609
Total liabilities	27,295		27,295		25,076
Lease revenue	415	436	820	914
Other revenue from tenants	57	67	120	138
Hospitality revenue	194	52	252	411
Investment and other revenue	81	16	110	32
Corporate
Disclosure of operating segments [line items]
Total revenue	2	2	3	4
FFO	(130)	(81)	(255)	(165)
Total assets	347		347		329
Total liabilities	7,094		7,094		$ 6,484
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	$ 2	$ 2	$ 3	$ 4